UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21685
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Hatteras Multi-Strategy Fund, L.P.
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: June 30, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy Fund, L.P.

Schedule of Investments - June 30, 2010 (unaudited)

Hatteras Multi-Strategy Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 100.15% (Cost $236,674,711)	$221,909,821
Liabilities in excess of other assets - (0.15)%	(324,118)
Net Assets – 100.00%	221,585,703

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - June 30, 2010 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (16.31%)
Energy and Natural Resources (12.82%)
Enhanced Fixed Income (25.02%)
Opportunistic Equity (29.04%)
Private Equity (12.16%)
Real Estate (7.70%)
Short-Term Investment (1.94%)

Investments in Adviser Funds (103.05%)	Cost	Fair Value
Absolute Return (16.31%)
7X7 Institutional Partners, L.P.[a,b,c]	$20,000,000	$19,736,412
Broad Peak Fund, L.P. [a,b]	12,000,000	12,204,224
Citadel Derivatives Group Investors LLC [a,b]	3,413,210	6,029,465
Citadel Wellington, LLC (Class A)[a,b]	28,740,360	24,929,014
Courage Special Situations Fund, L.P. [a,b]	9,827,675	11,676,242
D.E. Shaw Composite Fund, LLC [a,b]	18,909,900	20,439,409
Eton Park Fund, L.P. [a,b]	19,000,000	19,739,597
JANA Partners Qualified, L.P. [a,b]	92,329	21,647
Marathon Fund, L.P. [a,b,e]	5,181,044	3,696,924
Montrica Global Opportunities Fund, L.P. [a,b]	6,647,858	5,704,616
OZ Asia, Domestic Partners L.P. [a,b]	1,332,769	1,352,300
Paulson Advantage, L.P. [a,b,c]	18,100,483	23,000,033
Paulson Partners Enhanced, L.P. [a,b,c]	7,000,000	13,033,036
Perry Partners, L.P. [a,b]	9,287,062	9,408,925
Pipe Equity Partners [a,b]	18,437,176	15,265,269
Pipe Select Fund, LLC [a,b]	9,505,655	12,252,196
Standard Investment Research Hedge Equity Fund, L.P. [a,b]	20,000,000	21,879,556
Stark Investments, L.P. [a,b]	8,004,525	6,938,247
Stark Select Asset Fund LLC [a,b,e]	735,643	710,010
Total Absolute Return		228,017,122

Energy and Natural Resources (12.82%)
Investment in Limited Partnership Interests
Arclight Energy Partners Fund III, L.P. a, [b]	4,229,450	4,344,613
Arclight Energy Partners Fund IV, L.P. a, [b]	3,346,167	3,231,455
Black River Commodity MS Fund, L.P. [a,b]	463,426	471,454
Bluegold Global Fund, L.P. [a,b]	10,000,000	9,565,145
Cadent Energy Partners II, L.P. [b]	3,884,798	3,067,800
Camcap Resources, L.P. [a,b]	513,285	285,795
Canaan Natural Gas Fund X, L.P. [a,b]	2,714,250	774,693
Chilton Global Natural Resources Partners, L.P. [a,b]	24,000,000	21,590,882
EnerVest Energy Institutional Fund XI-A, L.P. [b]	6,502,743	4,802,192
EnerVest Energy Institutional Fund X-A, L.P. [b]	2,178,934	2,329,262
Goldfinch Capital Management, L.P. [a,b]	15,000,000	15,375,172
Intervale Capital Fund, L.P. [a,b]	4,030,462	4,386,535
Merit Energy Partners F-II, L.P. a, [b]	779,196	728,983
Natural Gas Partners Energy Tech, L.P. [a,b]	856,463	976,745
Natural Gas Partners IX, L.P. [a,b]	4,927,080	4,741,000
Natural Gas Partners VIII, L.P. [a,b]	4,024,132	4,125,000
NGP Energy Technology Partners II, L.P. [b]	723,816	643,402

NGP Midstream & Resources Offshore Holdings Fund, L.P. [a,b]	1,968,657	1,948,687
NGP Midstream & Resources, L.P. [b]	4,042,148	4,798,278
Ospraie Special Opportunities Fund, L.P. [a,b]	4,555,681	4,455,088
Pine Brook Capital Partners, L.P. [b]	3,315,211	3,558,359
Quantum Energy Partners IV, L.P. [a,b]	2,369,603	1,917,980
Quantum Energy Partners V, L.P. [a,b]	1,666,532	762,022
Sentient Global Resources Fund III, L.P. [a,b]	8,152,603	9,520,000
Southport Energy Plus Partners, L.P. [a,b]	19,814,148	23,229,641
The Clive Fund, L.P. [a,b]	15,000,000	13,846,708
Touradji Global Resources Fund, L.P. [a,b,c]	11,570,063	12,380,221
Touradji Global Resources Holdings, LLC [a,b,e]	3,434,008	3,300,859
TPF II, L.P. a, [b]	7,815,131	6,921,885
Urban Oil and Gas Partners A-1, L.P. [a,b]	1,177,855	1,177,855
Total Investment in Limited Partnership Interests		169,257,711

Investment in Exchange Traded Funds
ETF - Market Vectors Gold Miners	5,065,634	5,196,000
ETF - Oil Services Holders Trust Depositary Receipt	4,979,358	4,684,680
Total Investment in Exchange Traded Funds		9,880,680
Total Energy and Natural Resources		179,138,391

Enhanced Fixed Income (25.02%)
Investment in Limited Partnership Interests
Alden Global Distressed Opportunities Fund, L.P. [a,b]	20,000,000	17,298,887
Anchorage Capital Partners, L.P. [a,b]	30,000,000	29,957,719
Anchorage Crossover Credit Fund II, L.P. [a,b]	14,477,220	19,639,304
BDCM Partners I, L.P. [a,b]	31,500,000	28,577,062
Contrarian Capital Fund I, L.P. [a,b]	12,522,723	15,256,427
CPIM Structured Credit Fund 1000, L.P. [a,b]	406,325	73,319
Drawbridge Special Opportunities Fund, L.P. [a,b,e]	13,601,129	14,557,048
Fortress VRF Advisors I, LLC [a,b,e]	8,092,619	1,756,066
Halcyon European Structured Opportunities Fund, L.P. [a,b,e]	1,795,154	713,834
Harbinger Capital Partners Fund I, L.P. [a,b]	14,567,661	13,384,679
Harbinger Credit Distressed Blue Line Fund, L.P. [a,b]	20,000,000	20,249,572
Marathon Special Opportunity Fund, L.P. [a,b]	14,937,116	15,276,719
McDonnell Loan Opportunity Fund [a,b]	10,000,000	5,452,675
MKP Credit, L.P. [a,b]	25,000,000	25,922,083
Morgan Rio Capital Fund, L.P. [a,b]	7,000,000	7,271,709
Ore Hill Fund II (SLV-1), L.P. [a,b,e]	208,623	209,187
Prospect Harbor Credit Partners, L.P. [a,b]	20,000,000	14,690,522
Senator Global Opportunity Fund, L.P. [a,b]	30,000,000	29,214,107
Silverback Opportunistic Convertible Fund, LLC [a,b]	16,502,243	30,844,575
Strategic Value Restructuring Fund, L.P. [a,b]	15,428,312	16,074,507
The Rohatyn Group Local Currency Opportunity Partners, L.P. [a,b]	13,164,765	13,815,702
Waterstone Market Neutral Fund, L.P. [a,b]	14,864,513	24,474,358
Total Investment in Limited Partnership Interests		344,710,061

Investment in Mutual Funds
Mutual Fund - Fidelity Floating Rate High Income Fund	5,000,000	4,978,791
Total Investment in Mutual Funds		4,978,791
Total Enhanced Fixed Income		349,688,852

Opportunistic Equity (29.04%)
Algebris Global Financials Fund, L.P. [a,b,c]	18,035,734	16,658,628
Artis Partners 2X (Institutional), L.P. [a,b,c]	7,958,246	14,864,582
Asian Century Quest Fund (QP), L.P. [a,b,c]	14,364,157	15,254,728
Biomedical Value Fund, L.P. [a,b]	15,500,000	13,185,428
Boyer Allan Greater China Fund, L.P. [a,b]	5,000,000	5,008,943
Brevan Howard Emerging Markets Strategies Fund, L.P. [a,b,c]	15,000,000	14,400,210
Brevan Howard, L.P. [a,b,c]	20,000,000	20,288,886
CCM SPV II, LLC [a,b]	237,082	335,690
CRM Windridge Partners, L.P. [a,b,c]	14,522,017	17,429,936
D.E. Shaw Oculus Fund, LLC [a,b]	13,517,760	17,857,639
Drawbridge Global Macro Fund, L.P. [a,b]	98,934	87,031
Ellerston Global Equity Managers Fund (U.S.), L.P. [a,b,e]	385,113	436,816
GMO Mean Reversion Fund (onshore) [a,b]	6,770,065	8,607,613
Gracie Capital, L.P. [a,b,e]	333,166	181,399
HealthCor, L.P. [a,b,c]	17,000,000	24,515,659
Miura Global Partners II, L.P. [a,b,c]	26,000,000	26,077,239

Penta Asia Domestic Partners, L.P. [a,b]	27,000,000	16,242,846
R.G. Niederhoffer Global Fund, L.P. I [a,b]	15,000,000	13,726,300
Samlyn Onshore Fund, L.P. [a,b,c]	31,000,000	39,087,974
Sansar Capital Master Fund, L.P. Subsidiaries [a,b,e]	215,680	276,762
Sansar Capital, L.P. [a,b]	8,234,413	5,715,396
SCP Ocean Fund, L.P. [a,b]	9,002,947	12,760,879
SCP Sakonnet Fund, L.P. [a,b]	10,000,000	9,330,539
Sloane Robinson (Class C) International [a,b,c]	7,457,674	9,611,746
Sloane Robinson (Class G) Emerging [a,b,c]	12,281,970	17,008,737
TT Mid-Cap Europe Long/Short Fund Limited [a,b,c]	22,500,000	24,426,408
Valiant Capital Partners, L.P. [a,b,c]	18,647,021	26,634,394
Viking Global Equities, L.P. [a,b,c]	26,500,000	30,016,651
Visium Balanced Fund, L.P. [a,b]	3,969,942	5,392,161
Visium Special Holdings, LLC (Class A) [a,b,e]	175,331	247,882
Visium Special Holdings, LLC (Class B) [a,b,e]	143,851	190,817
Total Opportunistic Equity		405,859,919

Private Equity (12.16%)
ABRY Advanced Securities Fund, L.P. [a,b]	4,972,450	5,850,923
ABRY Partners VI, L.P. a, [b]	3,987,223	5,108,718
Accel-KKR Capital Partners III, L.P. [a,b]	2,637,749	2,484,045
Actis Umbrella Fund, L.P. [a,b]	2,685,658	2,043,705
BDCM Opportunity Fund II, L.P. [b]	2,915,070	3,636,604
Brazos Equity Fund II, L.P. [b]	3,132,475	2,705,059
Brazos Equity Fund III, L.P. [b]	1,474,099	1,060,876
Carlyle Japan Fund II, L.P. [a,b]	952,526	695,319
Carlyle Partners V, L.P. [a,b]	3,248,201	3,196,246
CDH Venture Partners II, L.P. [a,b]	2,115,399	1,936,852
Claremont Creek Ventures II, L.P. [a,b]	463,125	265,984
Claremont Creek Ventures, L.P. [a,b]	1,335,416	1,216,432
Crosslink Crossover Fund IV, L.P. [a,b]	3,345,919	5,488,189
Crosslink Crossover Fund V, L.P. [a,b]	9,495,464	9,928,820
CX Partners Fund Limited [b]	829,948	711,919
Dace Ventures I, L.P. [a,b]	1,843,464	1,425,985
Darwin Private Equity I, L.P. [a,b]	2,740,054	1,897,175
Encore Consumer Capital Fund, L.P. a, [b]	3,193,329	2,959,951
Exponent Private Equity Partners II, L.P. a, [b]	3,321,082	2,673,808
Fairhaven Capital Partners, L.P. [a,b]	1,924,208	1,280,000
Gavea Investment Fund II, L.P. [a,b]	2,900,000	3,923,349
Gavea Investment Fund III, L.P. [a,b]	17,000,000	22,596,721
Great Point Partners I, L.P. a, [b]	1,554,462	1,449,569
Halifax Capital Partners II, L.P. [b]	1,567,679	1,926,867
Hancock Park Capital III, L.P. a, [b]	3,000,000	2,291,103
Healthcor Partners Fund, L.P. [a,b]	1,652,622	1,297,511
Hillcrest Fund, L.P. [a,b]	3,033,670	2,377,390
Hony Capital Fund 2008, L.P. [a,b]	2,081,239	1,655,626
Integral Capital Partners VII, L.P. [a,b]	1,310,515	1,511,664
Integral Capital Partners VIII, L.P. [a,b]	10,000,000	7,964,859
J.C. Flowers III, L.P. a, [b]	461,355	704,399
Lighthouse Capital Partners VI, L.P. a, [b]	4,175,000	4,265,598
Mid Europa Fund III, L.P. [a,b]	3,162,948	3,415,320
New Horizon Capital III, L.P. [b]	2,522,979	2,214,752
OCM European Principal Opportunties Fund, L.P. [a,b]	3,720,307	5,361,687
OCM Mezzanine Fund II, L.P. a, [b]	4,340,161	4,091,619
Orchid Asia IV, L.P. a, [b]	4,006,690	4,311,364
Private Equity Investment Fund V, L.P. [b]	2,380,387	3,084,988
Private Equity Investors Fund IV, L.P. [a,b]	3,338,774	2,868,408
Roundtable Healthcare Partners II, L.P. [a,b]	1,809,525	1,804,100
Saints Capital VI, L.P. [b]	4,464,407	4,090,185
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]	716,178	802,733
Sanderling Venture Partners VI, L.P. a, [b]	787,883	1,124,200
Sentinel Capital Partners IV, L.P. [a,b]	996,177	961,325
Sovereign Capital Limited Partnership III [a,b]	339,228	339,228
Sterling Capital Partners II, L.P. a, [b]	1,773,642	1,935,150
Sterling Capital Partners III, L.P. [a,b]	2,944,866	2,644,574
Sterling Group Partners III, L.P. [a,b]	45,095	0
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]	4,515,614	4,890,719
Tenaya Capital V, L.P. [a,b]	2,181,412	1,806,267
The Column Group, L.P. a, [b]	2,137,247	2,109,674
The Founders Fund III, L.P. [a,b]	500,000	500,000

The Raptor Private Holdings, L.P. [a,b]	1,439,537	1,137,612
Trivest Fund IV, L.P. [a,b]	2,781,278	3,087,678
VCFA Private Equity Partners IV, L.P. [b]	1,398,650	1,287,847
VCFA Venture Partners V, L.P. [a,b]	5,207,360	4,297,172
Venor Capital Partners, L.P. [a,b]	76,779	30,357
Voyager Capital Fund III, L.P. [a,b]	1,193,622	1,072,883
Westview Capital Partners II, L.P. [a,b]	1,504,330	1,284,655
Zero2IPO China Fund II, L.P. [a,b]	1,023,273	860,153
Total Private Equity		169,945,916

Real Estate (7.70%)
Arminius Moat, L.P. [b]	5,014,467	4,574,293
Benson Elliot Real Estate Partners II, L.P. [a,b]	4,292,641	2,056,224
Carlyle Realty Distressed RMBS Partners, L.P. [b]	13,959,412	17,126,664
Colony Investors VII, L.P. a, [b]	3,063,389	1,198,100
Colony Investors VIII, L.P. [a,b]	7,699,547	2,925,200
DaVinci Corporate Opportunity Partners, L.P. [a,b]	3,826,894	117,958
Forum European Realty Income III, L.P. [a,b]	2,459,625	1,727,971
Garrison Opportunity Fund, LLC a, [b]	3,653,558	3,717,381
Greenfield Acquisition Partners V, L.P. [a,b]	3,996,818	3,122,969
GTIS Brazil Real Estate Fund, L.P. [a,b]	3,128,660	3,845,082
New City Asia Partners (T), L.P. [a,b]	6,838,785	6,161,501
Northwood Real Estate Co-Investors [b]	581,705	547,166
Northwood Real Estate Partners [b]	1,266,850	898,088
Oak Hill REIT Plus Fund, L.P. [a,b]	7,471,061	8,357,857
ORBIS Real Estate Fund I [a,b]	3,097,354	2,399,103
Patron Capital, L.P. III [a,b]	2,990,106	2,397,314
Phoenix Real Estate Fund PTE Limited [b]	5,637,955	5,945,142
Rockwood Capital Real Estate Partners Fund VII, L.P. [a,b]	4,336,238	658,943
Security Capital-Preferred Growth LLC [b]	1,371,234	459,709
Square Mile Partners III, L.P. [a,b]	3,930,664	3,469,294
TCW Special Mortgage Credits Fund II, L.P. [a,b]	16,659,584	23,906,327
Transwestern Mezzanine Realty Partners II, LLC a, [b]	2,264,600	483,700
Transwestern Mezzanine Realty Partners III a, [b]	3,352,576	1,725,391
WCP Real Estate Fund I, L.P. [a,b]	4,823,940	4,069,311
WCP Real Estate Strategies Fund, L.P. [a,b,e]	9,221,489	5,820,136
Total Real Estate		107,710,824
Total investments in Adviser Funds (cost $1,396,832,931)		1,440,361,024

Short-Term Investments (1.94%)
Federated Prime Obligations Fund #10, 0.22% [d]	27,135,883	27,135,883
Total Short-Term Investments (cost $27,135,883)		27,135,883
Total Investments (cost $1,423,968,814) (104.99%)		1,467,496,907
Liabilities in excess of other assets (-4.99%)		(69,743,032)
Partners' capital – 100.00%		$1,397,753,875

a-Non-income producing.
b-Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
c-Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities was $307,937,365 and $364,425,480, respectively.
d-The rate shown is the annualized 7-day yield as of June 30, 2010.
e-The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

Total cost and fair value of restricted Adviser Funds as of June 30, 2010 was $1,381,787,939 and $1,425,501,553, respectively.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•         Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.)

•         Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Absolute Return	-	137,776,043	90,241,079	228,017,122
Energy and Natural Resources	9,880,680	83,607,548	85,650,163	179,138,391
Enhanced Fixed Income	4,978,791	138,076,609	206,633,452	349,688,852
Opportunistic Equity	-	300,680,067	105,179,852	405,859,919
Private Equity	-	-	169,945,916	169,945,916
Real Estate	-	8,357,857	99,352,967	107,710,824
Short-Term Investment	27,135,883	-	-	27,135,883
Total	41,995,354	668,498,124	757,003,429	1,467,496,907

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of 3/31/2010	Net Realized Gain (loss)	Change in Unrealized Appreciation / (Depreciation)	Gross Purchases	Gross Sales	Balance as of 6/30/2010
Absolute Return	92,378,347	(339,034)	139,501	443,587	(2,381,322)	90,241,079
Energy and Natural Resources	80,693,617	(4,783)	(551,524)	6,256,845	(743,992)	85,650,163
Enhanced Fixed Income	193,782,504	(315,912)	(60,440)	15,000,000	(1,772,700)	206,633,452
Opportunistic Equity	107,062,127	94,087	(3,042,239)	1,335,105	(269,228)	105,179,852
Private Equity	163,411,376	788,958	(1,551,612)	15,987,487	(8,690,293)	169,945,916
Real Estate	94,576,160	(131,320)	4,140,500	6,419,114	(5,651,487)	99,352,967
Total	731,904,131	91,996	(925,814)	45,442,138	(19,509,022)	757,003,429

The Master Fund did not have any significant transfers into and out of levels 1 and 2.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2010 is $(925,814).

Adviser Funds categorized as Level 3 assets, with a fair value totaling $32,097,740, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from September 2008 to June 2010.  It is generally not known when these restrictions will be lifted.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of June 30, 2010, the Master Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy Fund, L.P.
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By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President
                          (principal executive officer)

Date  August 27, 2010
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President
                          (principal executive officer)

Date  August 27, 2010
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By (Signature and Title)* /s/ R. Lance Baker
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R. Lance Baker, Treasurer
(principal financial officer)

Date  August 27, 2010
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.